Share-Based Compensation - Schedule of Transactions Related to Restricted Share Units and Restricted Stocks (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Restricted Stock Units (RSUs) [Member]
Schedule of Transactions Related to Restricted Share Units and Restricted Stocks [Line Items]
Number of RSU/RS, Outstanding beginning | shares	124,128,000
Weighted Average Grant Date Fair Value, Outstanding beginning | $ / shares	$ 0.002
Number of RSU/RS, Granted | shares
Weighted Average Grant Date Fair Value, Granted | $ / shares
Number of RSU/RS, Vested | shares	(40,744,000)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 0.003
Number of RSU/RS, Forfeited | shares	(51,192,000)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 0.001
Number of RSU/RS, Outstanding ending | shares	32,192,000
Weighted Average Grant Date Fair Value, Outstanding ending | $ / shares	$ 0.01
Restricted Stocks (RSs) [Member]
Schedule of Transactions Related to Restricted Share Units and Restricted Stocks [Line Items]
Number of RSU/RS, Outstanding beginning | shares
Weighted Average Grant Date Fair Value, Outstanding beginning | $ / shares
Number of RSU/RS, Granted | shares	540,000,000
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 0.0004
Number of RSU/RS, Vested | shares	(90,000,000)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 0.0004
Number of RSU/RS, Forfeited | shares
Weighted Average Grant Date Fair Value, Forfeited | $ / shares
Number of RSU/RS, Outstanding ending | shares	450,000,000
Weighted Average Grant Date Fair Value, Outstanding ending | $ / shares	$ 0.0004